Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
				     [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:  The Duke Endowment
Address:  100 North Tryon Street Suite 3500
                 Charlotte, North Carolina 28202-4012

Form 13F File Number:  28-685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalfof Reporting Manager:

Name:  Janice C. Walker
Title:    CFO & Treasurer
Phone:  (704) 376-0291

Signature, Place, and Date of Signing:
Janice C. Walker				Charlotte, N.C.		May 10, 1999
_____________________________      _______________________    _____________
[Signature]				[City, State]		[Date]

Report Type (Check only one.) :

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $466,572

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                                                                       FORM 13F INFORMATION TABLE
                                                                           VALUE    SHARES/ SH/PUT INVSTMT  VOTING AUTHORITY
               Name of Issuer                 Title of Class    CUSIP    (X$1000)   PRN AMT PRNCAL DSCRETN    SOLE    SHARED  NONE


A T & T CORP COM                             COM              001957109        1,963  24,600SH    SOLE         24,600
AIRTOUCH COMMUNICATIONS INC                  COM              00949T100        1,024  10,600SH    SOLE         10,600
AMERICAN EXPRESS COMPANY                     COM              025816109        1,295  11,000SH    SOLE         11,000
AMERICAN INTERNATIONAL GROUP INC COM         COM              026874107        1,724  14,300SH    SOLE         14,300
AMGEN INC                                    COM              031162100        2,148  28,700SH    SOLE         28,700
ANHEUSER-BUSCH COMPANIES INC COM             COM              035229103        1,884  24,750SH    SOLE         24,750
BELLSOUTH CORPORATION                        COM              079860102          889  22,200SH    SOLE         22,200
BRISTOL MYERS SQUIBB CO COM                  COM              110122108        1,731  27,000SH    SOLE         27,000
BROADCOM CORP                                COM              111320107          640  10,400SH    SOLE         10,400
CSX CORP COM                                 COM              126408103        1,111  28,550SH    SOLE         28,550
CHASE MANHATTAN CORP NEW                     COM              16161A108        1,224  15,050SH    SOLE         15,050
CHEVRON CORP                                 COM              166751107        1,299  14,640SH    SOLE         14,640
DAIMLER-CHRYSLER AG                          COM              D1668R123          995  11,600SH    SOLE         11,600
DISNEY WALT CO COM                           COM              254687106          323  10,400SH    SOLE         10,400
DUKE ENERGY CORP                             COM              264399106      416,8337,604,72SH    SOLE      7,604,721
ENRON CORP                                   COM              293561106        1,373  21,380SH    SOLE         21,380
FDX CORP                                     COM              31304N107        1,543  16,600SH    SOLE         16,600
FEDERAL HOME LOAN MTG CORP COM               COM              313400301          515   9,000SH    SOLE          9,000
GTE CORP                                     COM              362320103        1,110  18,350SH    SOLE         18,350
GATEWAY 2000 INC                             COM              367833100        1,971  28,750SH    SOLE         28,750
GOLDEN WEST FINANCIAL CORP                   COM              381317106          935   9,800SH    SOLE          9,800
GREAT ATLANTIC & PACIFIC TEA CO INC COM      COM              390064103          315  10,500SH    SOLE         10,500
HEWLETT PACKARD COMPANY                      COM              428236103        1,088  16,050SH    SOLE         16,050
HOME DEPOT INC COM                           COM              437076102        1,245  20,000SH    SOLE         20,000
INTERNATIONAL BUSINESS MACHINES CORP         COM              459200101          726   4,100SH    SOLE          4,100
LEHMAN BROTHERS HLDGS INC                    COM              524908100        1,015  17,000SH    SOLE         17,000
ELI LILLY & CO COM                           COM              532457108          424   5,000SH    SOLE          5,000
LUCENT TECHNOLOGIES INC                      COM              549463107          540   5,000SH    SOLE          5,000
MC DONALDS CORPORATION COMMON                COM              580135101        1,101  24,300SH    SOLE         24,300
MERRILL LYNCH & CO INC                       COM              590188108          885  10,000SH    SOLE         10,000
MOBIL CORP                                   COM              607059102        1,592  18,100SH    SOLE         18,100
MOTOROLA INCORPORATED COM                    COM              620076109        1,369  18,700SH    SOLE         18,700
MYLAN LABS INC                               COM              628530107          646  23,550SH    SOLE         23,550
NIKE INC CL B                                COM              654106103        1,332  23,100SH    SOLE         23,100
NOKIA CORP ADR-A                             COM              654902204        1,674  10,750SH    SOLE         10,750
ORACLE CORPORATION                           COM              68389X105        1,736  65,850SH    SOLE         65,850
PHARMACIA & UPJOHN INC                       COM              716941109        1,434  23,000SH    SOLE         23,000
SBC COMMUNICATIONS INC                       COM              78387G103        1,486  31,500SH    SOLE         31,500
SCHERING PLOUGH CORP COM                     COM              806605101        1,442  26,100SH    SOLE         26,100
SEAGATE TECHNOLOGY INC                       COM              811804103          940  31,800SH    SOLE         31,800
SEARS ROEBUCK & COMPANY                      COM              812387108          854  18,900SH    SOLE         18,900
TELLABS INC                                  COM              879664100        1,173  12,000SH    SOLE         12,000
U S AIRWAYS GROUP INC                        COM              911905107        1,025  21,000SH    SOLE         21,000

TOTAL                                                                        466,572
The Duke Endowment is also the beneficial owner of certain securities which are reported on Forms 13F by outside investment managers.
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